[Van Eck LETTERHEAD]

May 4, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Van Eck VIP Trust (formerly named, “Van Eck Worldwide Insurance Trust”) (the
“Registrant”)
File Nos. 033-13019 and 811-05083
Post Effective Amendment No. 43

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statements of additional information contained in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, filed on April 30, 2010, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2010, accession number 0000930413-10-002608.

If you have any questions or comments concerning the filing, please contact me at 212-293-2031.

Very truly yours,

/s/ Joseph J. McBrien

Joseph J. McBrien
Senior Vice President and Secretary